NET FINANCE EXPENSE	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of finance income (cost) [text block]
Thousands

of U.S. dollars
2019 2020 2021
Finance

income
Interest from

third parties and

hyperinflationary

adjustment in

Argentina
(a) 20,045 15,683 15,506
Total

finance income
20,045 15,683 15,506
Finance

costs
Interest accrued

to third parties
(65,680) (66,719) (83,555)
Discounts

to the present

value of

provisions

and other liabilities
(2,405) (3,574) (8,334)
Total

finance costs
(b) (68,085) (70,293) (91,889)
Thousands

of U.S. dollars
2019
Gains Losses Net
Foreign

exchange

gains/(losses)
Loans and

receivables

1,822 261 2,083
Current transactions

210,245 (221,408) (11,163)
Total 212,067 (221,147) (9,080)
Thousands

of U.S. dollars
2020
Gains Losses Net
Foreign

exchange

gains/(losses)
Loans and

receivables

6,805 (2,995) 3,810
Current transactions

48,992 (80,620) (31,628)
Total 55,797 (83,615) (27,818)
Thousands

of U.S. dollars
2021
Gains Losses Net
Fair value

of financial instruments

- (42,285) (42,285)
Fair value

of financial instruments

- (42,285) (42,285)
Foreign

exchange

gains/(losses)
Loans and

receivables

3,771 (1,979) 1,792
Current transactions

46,188 (30,311) 15,877
Total 49,959 (32,290) 17,669
27) NET FINANCE

EXPENSE
The breakdown

of “Finance

Income” and “Finance

cost” for

the years ended

December

31.2019,2020

and 2021 are

as follow:
Contain

a positive impact

of 7,122 thousand

of U.S. dollars

for the year ended

December 31, 2021 (5,285

thousand

of U.S. dollars

for the year ended

December 31, 2020) due
to the

application

of the IAS

29 Financial Reporting

in Hyperinflationary

Economies

in Argentina.

This impact

is mainly

explained

by the effects

of monetary correction

on the
goodwill generated on December

1, 2012,

from the acquisition

of the customer

relationship

management

(CRM) business

from Telefónica S.A.
(b)
The increase in finance costs in 2020

and 2021 was

mainly driven by refinancing of the

Senior

Secured

Notes - Atento Luxco 1 redeemed

all of the outstanding

amount of

the
2022 Senior Secured

Notes through

a cash tender

offer and

redemption.

The notes

were called

at a premium,

resulting in

a total call

cost of

$7.6 million

recorded

in finance

costs
in 2021, along with the remaining

balance of the 2022

Senior Secured

Notes issuance

amortized

cost.
The breakdown

of “Change in

fair value of

financial instruments”

and “Net foreign

exchange

gain/(loss)” is shown

in the table below: